                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-6370

                Van Kampen Pennsylvania Quality Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 10/31/03
                        -----------

Date of reporting period: 04/30/03
                         -----------

Item 1.  Report to Shareholders

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2003)

------------------------------
NYSE Ticker Symbol - VPQ
------------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                     4.31%
-----------------------------------------------------------------------
One-year total return(1)                                     11.60%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      6.19%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       6.79%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  7.77%
-----------------------------------------------------------------------
Commencement date                                          09/27/91
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      6.12%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 10.25%
-----------------------------------------------------------------------
Preferred share rate(4)                                      1.200%
-----------------------------------------------------------------------
Net asset value                                              $17.10
-----------------------------------------------------------------------
Closing common share market price                            $16.48
-----------------------------------------------------------------------
Six-month high common share market price (03/11/03)          $16.81
-----------------------------------------------------------------------
Six-month low common share market price (11/12/02)           $14.45
-----------------------------------------------------------------------

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming the maximum 40.3% combined federal and state income tax rate effective for calendar year 2003, which takes into consideration the deductibility of individual state taxes paid.

(4) See "Notes to Financial Statements" footnote #5, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2003
AAA/Aaa...........................  64.2%
AA/Aa.............................  12.0%
A/A...............................  15.6%
BBB/Baa...........................   3.4%
BB/Ba.............................   0.0%
Not Rated.........................   4.8%

TOP FIVE SECTORS

(as a percentage of long-term investments)


As of April 30, 2003
General Purpose...................  17.0%
Higher Education..................  16.7%
Public Education..................  15.3%
Health Care.......................  10.0%
Industrial Revenue................   9.1%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--April 1993 through April 2003)
[LINE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
4/93                                                                     $17.2400                           $16.7500
6/93                                                                     $17.6500                           $16.8750
                                                                         $18.1700                           $17.8750
                                                                         $17.8500                           $17.5000
                                                                         $16.2500                           $16.5000
6/94                                                                     $16.2000                           $16.5000
                                                                         $15.9000                           $15.1250
                                                                         $15.2100                           $14.1250
                                                                         $16.1700                           $16.2500
6/95                                                                     $16.4300                           $16.1250
                                                                         $16.7400                           $16.3750
                                                                         $17.3300                           $17.1250
                                                                         $16.7000                           $17.1250
6/96                                                                     $16.5600                           $16.3750
                                                                         $16.7100                           $16.5000
                                                                         $16.8300                           $16.8750
                                                                         $16.5800                           $16.8750
6/97                                                                     $16.9100                           $16.5625
                                                                         $17.1800                           $17.1875
                                                                         $17.3200                           $17.1875
                                                                         $17.2500                           $17.1250
6/98                                                                     $17.2100                           $17.6875
                                                                         $17.4300                           $17.7500
                                                                         $17.1500                           $18.0000
                                                                         $17.0600                           $17.1875
6/99                                                                     $16.6100                           $17.0000
                                                                         $16.3300                           $15.3125
                                                                         $15.8200                           $14.2500
                                                                         $15.9300                           $14.1875
6/00                                                                     $15.8500                           $14.8125
                                                                         $15.9800                           $14.6875
                                                                         $16.3300                           $14.5000
                                                                         $16.3700                           $14.5500
6/01                                                                     $16.2600                           $15.3400
                                                                         $16.6100                           $15.3700
                                                                         $16.0600                           $15.5600
                                                                         $15.9600                           $15.8100
6/02                                                                     $16.5400                           $17.3100
                                                                         $17.4600                           $17.1500
                                                                         $16.9700                           $16.2300
                                                                         $16.9500                           $16.5300
4/03                                                                     $17.1000                           $16.4800

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF VAN KAMPEN PENNSYLVANIA QUALITY MUNICIPAL TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDED APRIL 30, 2003. DENNIS PIETRZAK, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 1995 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1968. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   WHAT WAS THE MARKET ENVIRONMENT
    OF THE PAST SIX MONTHS?

A   The environment over the past six
months has been defined by two major themes. The first of these was the level of interest rates. The period began with interest rates at levels not seen in over three decades and, surprisingly for many, ended with rates slightly lower. The Federal Reserve Board (the Fed) helped keep rates low with a widely anticipated rate cut in November, driven by economic uncertainty and geopolitical risk. The low level of rates led to a boom in issuance by municipalities seeking to lock in low financing costs. As a result, issuance reached a record level of $354 billion in 2002 and continued to be exceptional in the first quarter of 2003.

    The other theme in the market during the period was the relative attractiveness of municipal bonds, which produced enough demand to absorb the record issuance. Investors, wary of volatility in the equity market and in the geopolitical arena, flocked to perceived safe haven investments. Their risk aversion counteracted growing expectations for economic recovery and rising interest rates, and was a key factor in keeping interest rates at historically low levels. In their ongoing preference for low-risk assets, investors bid Treasury prices up to such high levels that municipal bonds became as attractively valued as they have ever been relative to Treasuries.

    Insurance companies also moved heavily into municipal bonds as their mainstay corporate bond holdings became less attractive. At the same time, issuers recognized investor concerns over economic weakness by insuring roughly 50 percent of all issuance. This credit enhancement feature made municipal bonds even more attractive to risk-averse investors.

    While lower financing costs were a boon to municipal issuers, the continuing weakness in the economy had a negative impact on municipal credit quality, particularly in the first quarter of 2003. Moody's upgrades barely exceeded the number of downgrades in the first quarter with credit quality facing continued pressure from rising social service costs and weak national and regional economic conditions. As a result, many municipalities face enormous deficits in 2003, when their combined shortfall is expected to reach $90 billion.

    Performance along the yield curve was varied. The Fed's November rate cut fueled a rally in short-term bonds that helped pull yields lower at the front end of the curve. Despite that rally, the best performing segment of the curve was the long-intermediate portion, where performance was largely driven by buying activity among institutional investors drawn to the bonds' attractive total return potential.

    While the Pennsylvania economy has been slow, it has fared relatively well compared to many other big states. Pennsylvania's government has a history of fiscal restraint that has served the state well in such situations. The state also has a long tradition of actively refinancing its debt to lock in lower financing rates during periods of low or falling interest rates, and the past six months were no exception.

Q   HOW DID THE TRUST PERFORM IN
    THIS ENVIRONMENT?

A   The trust's monthly dividend of
$0.0840 per share translated to a distribution rate of 6.12 percent based on the trust's closing common share market price on April 30, 2003. Based on these figures, investors would have to earn a distribution rate of 10.25 percent on a taxable investment (for an investor in the 40.30 percent combined federal and state income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months through April 30, 2003, the trust produced a total return of 4.31 percent based on common share market price. By comparison, the Lehman Brothers Pennsylvania Municipal Bond Index posted a total return of 3.79 percent for the same period. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Lehman Brothers Pennsylvania Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities the index represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional information, please refer to the performance summary section.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   With yields hovering near record
lows, we focused on protecting the trust from the potential adverse effects of rising interest rates while maintaining the trust's yield. One of our primary methods for doing this was to purchase premium bonds with maturities of between 15 and 20 years. Our quantitative analysis showed that this segment of the yield curve offered the optimal combination of total return potential as well as downside protection in the form of a comfortable yield cushion and an intermediate maturity profile.

    The funds for these purchases came from a number of sources. Some of the portfolio's holdings were called by their issuers due to refunding activity. We also trimmed the fund's exposure to deep discount bonds with coupons below 5 percent when retail investors bid their prices up to attractive levels. We followed a similar trading strategy by selling some of the trust's holdings of its health care credits at the long end of the yield curve when their yield spreads traded into a fair value range from the cheap levels where we purchased them.

    While the fund remained well diversified, our trading activity did have some effect on the portfolio's sector composition. For example, we took advantage of heavy issuance by purchasing some attractively structured higher education bonds when they came to market at compelling yields. This activity boosted the fund's exposure to the sector by 4 percent. By contrast, the fund's holdings in the waste disposal sector fell as a result of heavy call activity.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          MUNICIPAL BONDS  145.8%
          PENNSYLVANIA  134.9%
$2,000    Allegheny Cnty, PA Arpt Auth Pittsburgh Intl
          Arpt Rfdg (FGIC Insd)....................... 5.750%   01/01/18  $  2,172,440
 1,000    Allegheny Cnty, PA Higher Ed Bldg Carnegie
          Mellon Univ................................. 5.125    03/01/32     1,031,470
 1,250    Allegheny Cnty, PA Higher Ed Bldg Carnegie
          Mellon Univ................................. 5.250    03/01/32     1,300,537
 2,000    Allegheny Cnty, PA Port Auth Spl Rev Tran
          (Prerefunded @ 03/01/09) (MBIA Insd)........ 6.000    03/01/24     2,367,840
 1,300    Allegheny Cnty, PA Redev Auth Tax Increment
          Rev Robinson Mall Proj Ser A................ 7.000    11/01/17     1,376,414
 1,475    Allegheny Cnty, PA Residential Mtg Single
          Family Ser KK-2 (GNMA Collateralized)....... 5.750    05/01/33     1,544,620
 3,000    Allegheny Cnty, PA San Auth Swr (MBIA
          Insd)....................................... 5.500    12/01/30     3,260,250
 2,575    Allegheny Cnty, PA San Auth Swr Rev Ser A
          (FGIC Insd).................................   *      12/01/08     2,190,758
 2,580    Allegheny Cnty, PA San Auth Swr Rev Ser A
          (FGIC Insd).................................   *      06/01/09     2,133,995
 1,645    Allegheny Cnty, PA San Auth Swr Rev Ser A
          (FGIC Insd).................................   *      12/01/09     1,336,102
 3,000    Berks Cnty, PA Muni Auth Hosp Rev Reading
          Hosp & Med Ctr Proj (Prerefunded @ 11/01/09)
          (FSA Insd).................................. 6.000    11/01/29     3,620,790
   945    Carbon Cnty, PA Indl Dev Auth Panther Creek
          Partn Proj Rfdg (LOC: Paribas & Union Bk of
          CA Intl).................................... 6.650    05/01/10       988,810
 1,000    Chartiers Valley, PA Indl & Coml Dev Auth
          First Mtg Rev Asbury Hlth Cent Rfdg......... 6.375    12/01/19       991,450
 1,000    Chartiers Valley, PA Indl & Coml Dev Auth
          First Mtg Rev Asbury Hlth Cent Rfdg......... 6.375    12/01/24       975,350
 1,130    Chichester Sch Dist PA Ser B (FGIC Insd)....   *      09/01/03     1,125,762
 1,195    Chichester Sch Dist PA Ser B (FGIC Insd)....   *      03/01/04     1,183,767
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)....   *      09/01/04     1,199,309
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)....   *      03/01/05     1,186,267
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)....   *      09/01/05     1,174,762

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          PENNSYLVANIA (CONTINUED)
$1,220    Chichester Sch Dist PA Ser B (FGIC Insd)....   *      03/01/06  $  1,156,841
 1,020    Chichester Sch Dist PA Ser B (FGIC Insd)....   *      09/01/06       955,740
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)....   *      03/01/07     1,113,726
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)....   *      09/01/07     1,097,280
 1,190    Chichester Sch Dist PA Ser B (FGIC Insd)....   *      03/01/08     1,041,262
 1,205    Chichester Sch Dist PA Ser B (FGIC Insd)....   *      09/01/08     1,035,565
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)....   *      09/01/09     1,000,010
 1,500    Crawford Cnty, PA Hosp Auth Sr Living Fac
          Rev Westbury Utd Methodist Cmnty............ 6.250%   08/15/29     1,456,350
 2,000    Delaware Cnty, PA Auth College Cabrini
          College (Radian Insd)....................... 5.750    07/01/23     2,146,600
 2,295    Delaware Cnty, PA Auth College Neumann
          College Rfdg................................ 5.875    10/01/21     2,358,480
 1,000    Delaware Cnty, PA Auth First Mtg Rev Riddle
          Vlg Proj Rfdg............................... 6.875    06/01/16     1,011,370
 1,000    Delaware Cnty, PA Auth Rev White Horse Vlg
          Proj Ser A Rfdg............................. 7.625    07/01/30     1,038,810
 1,750    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac
          (FGIC Insd)................................. 6.000    06/01/29     1,966,825
 2,500    Delaware Cnty, PA Indl Dev Auth Wtr Fac
          Philadelphia Suburban Wtr (AMBAC Insd)...... 5.350    10/01/31     2,587,775
 2,500    Delaware Vly, PA Regl Fin Auth.............. 5.750    07/01/17     2,938,375
 2,000    Downingtown, PA Area Sch Dist (FSA Insd).... 5.250    04/01/15     2,201,700
 3,865    Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med
          Rfdg (FHA Gtd) (a).......................... 7.000    08/01/22     4,104,630
 1,000    Harveys Lake Genl Muni Auth PA College Rev
          College Misericordia Proj (ACA Insd)........ 6.000    05/01/19     1,066,060
 2,925    Hempfield, PA Area Sch Dist (FGIC Insd)..... 5.375    02/15/17     3,246,779
 2,595    Hempfield, PA Area Sch Dist (FGIC Insd)..... 5.375    02/15/19     2,844,016
 2,000    Lehigh Cnty, PA Genl Purp Auth Hosp Lehigh
          Vly Hlth Network Ser C (MBIA Insd).......... 5.000    07/01/28     2,027,520
 1,440    Lehigh Cnty, PA Genl Purp Auth Rev First Mtg
          Bible Fellowship Proj Ser A................. 6.000    12/15/23     1,285,358
 2,310    Luzerne Cnty, PA Ser A (MBIA Insd).......... 5.250    11/15/17     2,559,942
 4,000    Luzerne Cnty, PA Ser A (MBIA Insd).......... 5.250    11/15/25     4,241,720
 3,000    Lycoming Cnty, PA Auth College Rev PA
          College of Technology (AMBAC Insd).......... 5.350    07/01/26     3,162,270
 2,500    Mercer Cnty, PA Indl Dev Auth Wtr Fac
          Philadelphia Suburban Corp (MBIA Insd)...... 6.000    07/01/30     2,715,475
 2,000    Montgomery Cnty, PA Higher Ed & Hlth Auth
          Hosp Rev Abington Mem Hosp Ser A............ 5.125    06/01/32     1,967,220

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          PENNSYLVANIA (CONTINUED)
$1,000    Montgomery Cnty, PA Indl Dev Auth Rev Res
          Rec Montenay Proj Ser A (MBIA Insd)......... 5.250%   11/01/14  $  1,132,610
 2,345    Moon Indl Dev Auth PA Ed Fac Rev Ellis Sch
          Proj........................................ 5.800    03/01/25     2,437,440
   915    Northampton Cnty, PA Indl Dev Auth Rev First
          Mtg Kirkland Vlg Rfdg....................... 5.625    12/15/19       835,230
 1,000    Pennsylvania Econ Dev Fin Auth Res Recovery
          Rev Colver Proj Ser D....................... 7.150    12/01/18     1,037,140
 2,500    Pennsylvania Hsg Fin Agy Single Family Mtg
          Rev Ser 70A (b)............................. 5.900    04/01/31     2,646,600
   585    Pennsylvania Hsg Fin Agy Single Family Mtg
          Ser 42...................................... 6.850    04/01/25       607,025
 2,000    Pennsylvania Hsg Fin Agy Single Family Mtg
          Ser 61A..................................... 5.500    04/01/29     2,063,220
 2,500    Pennsylvania Hsg Fin Agy Single Family Mtg
          Ser 66A..................................... 5.650    04/01/29     2,583,025
 1,695    Pennsylvania Hsg Fin Agy Single Family Mtg
          Ser 67A..................................... 5.900    10/01/30     1,784,123
 2,000    Pennsylvania St Higher Ed Bryn Mawr College
          (AMBAC Insd)................................ 5.250    12/01/12     2,285,860
 3,000    Pennsylvania St Higher Ed Fac Auth Rev
          Drexel Univ................................. 5.500    05/01/16     3,299,280
 1,500    Pennsylvania St Higher Ed Fac Auth Rev
          Drexel Univ................................. 6.000    05/01/24     1,614,360
 1,750    Pennsylvania St Higher Ed Fac Auth Rev
          Drexel Univ................................. 6.000    05/01/29     1,881,512
 1,770    Pennsylvania St Higher Ed Fac Auth Rev
          Thomas Jefferson Univ....................... 5.375    01/01/25     1,862,571
 3,600    Pennsylvania St Higher Ed UPMC Hlth Sys Ser
          A (FSA Insd)................................ 5.000    08/01/29     3,654,468
 3,000    Pennsylvania St Higher Ed UPMC Hlth Sys Ser
          A........................................... 6.000    01/15/31     3,135,120
 1,750    Pennsylvania St Tpk Commn Tpk Rev Ser R
          (AMBAC Insd)................................ 5.000    12/01/26     1,808,817
 4,505    Pennsylvania St Tpk Commn Tpk Rev Ser T Rfdg
          (FGIC Insd)................................. 5.500    12/01/13     5,241,973
 1,350    Pennsylvania St Univ Rfdg................... 5.000    03/01/10     1,503,347
 1,000    Pennsylvania St Univ Rfdg................... 5.250    03/01/11     1,127,890
 3,390    Pennsylvania St Univ Rfdg................... 5.250    08/15/14     3,869,516
 1,500    Philadelphia, PA (FSA Insd)................. 5.250    09/15/25     1,577,385

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          PENNSYLVANIA (CONTINUED)
$5,000    Philadelphia, PA Auth for Indl Ser B (FSA
          Insd)....................................... 5.500%   10/01/17  $  5,584,400
 2,000    Philadelphia, PA Auth for Indl Ser B (FSA
          Insd)....................................... 5.125    10/01/26     2,083,640
 1,000    Philadelphia, PA Auth Indl Dev Amern College
          of Physicians............................... 5.500    06/15/27     1,042,250
 2,250    Philadelphia, PA Auth Indl Dev Philadelphia
          Arpt Sys Proj Ser A (FGIC Insd)............. 5.125    07/01/19     2,346,660
 3,250    Philadelphia, PA Gas Wks Rev Second Ser (FSA
          Insd)....................................... 5.250    07/01/29     3,420,528
 1,350    Philadelphia, PA Gas Wks Rev Ser 14
          (Prerefunded @ 07/01/03) (FSA Insd)......... 6.375    07/01/14     1,389,002
 1,000    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Rev Chestnut Hill College................... 6.000    10/01/29       979,830
 4,675    Philadelphia, PA Redev Auth Rev Neighborhood
          Trans A (FGIC Insd)......................... 5.250    04/15/12     5,295,186
 1,905    Philadelphia, PA Redev Auth Rev Neighborhood
          Trans A (FGIC Insd)......................... 5.500    04/15/16     2,149,678
 1,250    Philadelphia, PA Sch Dist Ser A (FSA
          Insd)....................................... 5.750    02/01/13     1,430,600
 3,000    Philadelphia, PA Wtr & Wastewtr Rev Rfdg
          (MBIA Insd)................................. 5.625    06/15/08     3,444,660
 4,000    Pittsburgh & Allegheny Cnty, PA Pub
          Auditorium Auth Regl Asset Dist Sales Tax
          (AMBAC Insd)................................ 5.000    02/01/24     4,113,600
 2,500    Pittsburgh, PA Ser A (AMBAC Insd)........... 5.500    09/01/17     2,803,375
 3,000    Pittsburgh, PA Ser A (Prerefunded @
          09/01/09) (FGIC Insd)....................... 5.750    09/01/22     3,516,510
 1,000    Pittsburgh, PA Urban Redev Auth Cent
          Triangle Tax Increment Ser A................ 6.100    05/01/19     1,077,520
 6,000    Scranton, PA Sch Dist Nt Rfdg (MBIA Insd)... 5.000    04/01/31     6,139,560
 1,000    Southcentral, PA Gen Auth Rev Wellspan Hlth
          Oblig (MBIA Insd)........................... 5.375    05/15/28     1,050,060
 1,000    State Pub Sch Bldg Auth Conneaut Sch Dist
          Proj (FGIC Insd) (c)........................ 5.250    11/01/22     1,073,920
 1,500    Washington Cnty, PA Auth Rev Cap Fdg Cap
          Proj & Equip Pgm (AMBAC Insd)............... 6.150    12/01/29     1,808,670
 2,500    Washington Cnty, PA Ser A (AMBAC Insd)...... 5.125    09/01/27     2,607,050
 1,000    West Shore, PA Area Hosp Auth Holy Spirit
          Hosp Proj................................... 6.250    01/01/32     1,029,880
 1,230    Wilson, PA Sch Dist Second Ser (FSA Insd)... 5.375    05/15/15     1,384,562

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          PENNSYLVANIA (CONTINUED)
$1,240    York Cnty, PA Sch Technology (FGIC Insd)
          (c)......................................... 5.375%   02/15/18  $  1,373,226
                                                                          ------------
                                                                           190,621,271
                                                                          ------------
          PUERTO RICO  9.7%
10,535    Puerto Rico Comwlth Cap Apprec Pub Imp......   *      07/01/04    10,384,982
 3,465    Puerto Rico Comwlth Cap Apprec Pub Imp
          (Prerefunded @ 7/01/04).....................   *      07/01/04     3,419,643
                                                                          ------------
                                                                            13,804,625
                                                                          ------------
          U. S. VIRGIN ISLANDS  1.2%
 1,500    Virgin Islands Pub Fin Auth Rev Gross Rcpt
          Taxes Ln Nt Ser A........................... 6.500    10/01/24     1,665,600
                                                                          ------------
TOTAL LONG-TERM INVESTMENTS  145.8%
  (Cost $189,661,718)...................................................   206,091,496
SHORT-TERM INVESTMENT  0.4%
  (Cost $500,000).......................................................       500,000
                                                                          ------------
TOTAL INVESTMENTS  146.2%
  (Cost $190,161,718)...................................................   206,591,496
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)...........................      (237,778)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (46.0%).............   (65,029,913)
                                                                          ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..........................  $141,323,805
                                                                          ============

 * Zero coupon bond

(a) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Securities purchased on a when-issued or delayed delivery basis.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance Corp.
Radian--Radian Asset Assurance

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $190,161,718).......................  $206,591,496
Cash........................................................        42,355
Receivables:
  Interest..................................................     2,395,843
  Investments Sold..........................................        60,000
Other.......................................................           384
                                                              ------------
    Total Assets............................................   209,090,078
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,410,134
  Investment Advisory Fee...................................       101,011
  Administrative Fee........................................         8,417
  Affiliates................................................         4,437
Trustees' Deferred Compensation and Retirement Plans........       158,614
Accrued Expenses............................................        53,747
                                                              ------------
    Total Liabilities.......................................     2,736,360
Preferred Shares (including accrued distributions)..........    65,029,913
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $141,323,805
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($141,323,805 divided by
  8,264,411 shares outstanding).............................  $      17.10
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 8,264,411 shares issued and
  outstanding)..............................................  $     82,644
Paid in Surplus.............................................   122,527,815
Net Unrealized Appreciation.................................    16,429,778
Accumulated Net Realized Gain...............................     1,380,307
Accumulated Undistributed Net Investment Income.............       903,261
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $141,323,805
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 2,600 issued with liquidation preference of
  $25,000 per share)........................................  $ 65,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $206,323,805
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 5,372,137
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      607,341
Preferred Share Maintenance.................................       88,236
Administrative Fee..........................................       50,612
Trustees' Fees and Related Expenses.........................       25,301
Legal.......................................................       11,550
Custody.....................................................        6,716
Other.......................................................       87,041
                                                              -----------
    Total Expenses..........................................      876,797
    Less Credits Earned on Cash Balances....................          132
                                                              -----------
    Net Expenses............................................      876,665
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 4,495,472
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 1,391,500
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   14,381,185
  End of the Period.........................................   16,429,778
                                                              -----------
Net Unrealized Appreciation During the Period...............    2,048,593
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 3,440,093
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (439,881)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 7,495,684
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       APRIL 30, 2003    OCTOBER 31, 2002
                                                      -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $  4,495,472       $  9,290,277
Net Realized Gain....................................      1,391,500          1,358,864
Net Unrealized Appreciation During the Period........      2,048,593            480,838

Distributions to Preferred Shareholders:
  Net Investment Income..............................       (322,122)          (818,497)
  Net Realized Gain..................................       (117,759)          (232,345)
                                                        ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations.........................................      7,495,684         10,079,137

Distributions to Common Shareholders:
  Net Investment Income..............................     (4,279,310)        (8,384,559)
  Net Realized Gain..................................     (1,248,168)        (1,018,223)
                                                        ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES.........................      1,968,206            676,355

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment.......................................         64,757            263,841
                                                        ------------       ------------
TOTAL INCREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES.............................................      2,032,963            940,196
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..............................    139,290,842        138,350,646
                                                        ------------       ------------
End of the Period (Including accumulated
  undistributed net investment income of $903,261 and
  $1,009,221, respectively)..........................   $141,323,805       $139,290,842
                                                        ============       ============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                SIX MONTHS
                                                  ENDED         YEAR ENDED OCTOBER 31,
                                                APRIL 30,    ----------------------------
                                                   2003      2002 (a)    2001      2000
                                                -----------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......  $ 16.86     $ 16.78    $ 16.12   $ 16.07
                                                 -------     -------    -------   -------
  Net Investment Income........................      .54        1.13       1.20      1.26
  Net Realized and Unrealized Gain/Loss........      .42         .22        .87       .11
Common Share Equivalent of Distributions Paid
  to Preferred Shareholders:
  Net Investment Income........................     (.04)       (.10)      (.22)     (.32)
  Net Realized Gain............................     (.01)       (.03)      (.07)      -0-
                                                 -------     -------    -------   -------
Total from Investment Operations...............      .91        1.22       1.78      1.05
Distributions Paid to Common Shareholders:
  Net Investment Income........................     (.52)      (1.02)      (.91)    (1.00)
  Net Realized Gain............................     (.15)       (.12)      (.21)      -0-
                                                 -------     -------    -------   -------
NET ASSET VALUE, END OF THE PERIOD.............  $ 17.10     $ 16.86    $ 16.78   $ 16.12
                                                 =======     =======    =======   =======
Common Share Market Price at End of the
  Period.......................................  $ 16.48     $ 16.45    $ 15.67   $ 14.25
Total Return (b)...............................    4.31%*     12.54%     18.33%     2.09%
Net Assets Applicable to Common Shares at End
  of the Period (In millions)..................  $ 141.3     $ 139.3    $ 138.4   $ 132.9
Ratio of Expenses to Average Net Assets
  Applicable to Common Shares (c)..............    1.27%       1.37%      1.58%     1.69%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (c).......    6.52%       6.81%      7.35%     7.92%
Portfolio Turnover.............................       8%*        29%        20%       29%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
  Including Preferred Shares (c)...............     .87%        .93%      1.07%     1.13%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (d).......    6.05%       6.21%      5.99%     5.91%
SENIOR SECURITIES:
Total Preferred Shares Outstanding.............    2,600       2,600      2,600     2,600
Asset Coverage Per Preferred Share (e).........  $79,367     $78,575    $78,212   $76,124
Involuntary Liquidating Preference Per
  Preferred Share..............................  $25,000     $25,000    $25,000   $25,000
Average Market Value Per Preferred Share.......  $25,000     $25,000    $25,000   $25,000

 * Non-Annualized

(a) As required, effective October 1, 2001, the Trust has adopted the provisions of the AIPCA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

               TWO MONTHS
                  ENDED                           YEAR ENDED AUGUST 31,
------------   OCTOBER 31,   ---------------------------------------------------------------
      1999        1998         1998       1997       1996       1995       1994       1993
--------------------------------------------------------------------------------------------
    $  17.32    $  17.31     $  17.06   $  16.55   $  16.71   $  16.43   $  17.99   $  16.39
    --------    --------     --------   --------   --------   --------   --------   --------
        1.27         .21         1.30       1.30       1.30       1.33       1.34       1.34
       (1.15)        .02          .28        .59       (.06)       .35      (1.55)      1.69
        (.25)       (.05)        (.28)      (.28)      (.30)      (.31)      (.21)      (.19)
        (.02)        -0-         (.01)      (.01)       -0-        -0-       (.01)      (.04)
    --------    --------     --------   --------   --------   --------   --------   --------
        (.15)        .18         1.29       1.60        .94       1.37       (.43)      2.80
       (1.02)       (.17)       (1.02)     (1.06)     (1.09)     (1.09)     (1.09)     (1.04)
        (.08)        -0-         (.02)      (.03)      (.01)       -0-       (.04)      (.16)
    --------    --------     --------   --------   --------   --------   --------   --------
    $  16.07    $  17.32     $  17.31   $  17.06   $  16.55   $  16.71   $  16.43   $  17.99
    ========    ========     ========   ========   ========   ========   ========   ========
    $14.9375    $ 17.875     $  18.00   $ 16.613   $ 17.125   $  16.25   $ 16.125   $ 17.625
     -10.76%       0.28%*      13.71%      4.72%     12.52%      8.02%     -2.22%     20.26%
    $  132.5    $  142.1     $  141.8   $  139.1   $  134.5   $  135.3   $  132.7   $  145.0
       1.65%       1.67%        1.62%      1.66%      1.67%      1.73%      1.64%      1.64%
       7.52%       7.23%        7.54%      7.73%      7.74%      8.32%      7.79%      7.95%
         15%          4%*          4%         6%        13%        15%         1%         4%
       1.12%       1.15%        1.15%      1.12%      1.13%      1.15%      1.12%      1.11%
       6.03%       5.63%        5.89%      6.08%      5.99%      6.37%      6.54%      6.85%
       2,600       1,300        1,300      1,300      1,300      1,300      1,300      1,300
    $ 75,956    $159,304     $159,069   $156,987   $153,449   $154,045   $152,065   $161,533
    $ 25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
    $ 25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Pennsylvania Quality Municipal Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of Pennsylvania municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. As of April 30, 2003, the Trust had $2,410,134 of when issued or delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At April 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $189,969,098
                                                              ============
Gross tax unrealized appreciation...........................  $ 16,862,047
Gross tax unrealized depreciation...........................      (239,649)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 16,622,398
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2002 was as follows:

                                                                 2002
Distributions paid from:
  Ordinary income...........................................  $  295,892
  Long-term capital gain....................................     954,120
                                                              ----------
                                                              $1,250,012
                                                              ==========

    As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  122,758
Undistributed long-term capital gain........................   1,255,151

F. EXPENSE REDUCTIONS During the six months ended April 30, 2003, the Trust's custody fee was reduced by $132 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of ..05% of the average daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the six months ended April 30, 2003, the Trust recognized expenses of approximately $4,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2003, the Trust recognized expenses of approximately $16,500 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

    At April 30, 2003, and October 31, 2002, paid in surplus related to common shares aggregated $122,527,815 and $122,463,097, respectively.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    Transactions in common shares were as follows:

                                                         SIX MONTHS
                                                           ENDED            YEAR ENDED
                                                       APRIL 30, 2003    OCTOBER 31, 2002
Beginning Shares.....................................    8,260,543          8,244,720
Shares Issued Through Dividend Reinvestment..........        3,868             15,823
                                                         ---------          ---------
Ending Shares........................................    8,264,411          8,260,543
                                                         =========          =========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $17,920,718 and $16,910,059, respectively.

5. PREFERRED SHARES

The Trust has outstanding 2,600 Auction Preferred Shares ("APS"). Dividends are cumulative and the rate is currently reset through an auction process every 28 days. The rate in effect on April 30, 2003, was 1.200% and for the six months ended April 30, 2003 the rates ranged from 1.000% to 2.000%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the APS are subject to mandatory redemption if the tests are not met.

6. DERIVATIVE FINANCIAL INFORMATION

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may seek to manage the portfolio's interest rate exposure in a changing interest rate environment by engaging in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management purposes or for risk management purposes but may also enter into these transactions to generate additional income. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts or agreements. During the six months ended April 30, 2003, the Trust did not enter into any of these transactions.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN PENNSYLVANIA QUALITY MUNICIPAL TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISOR

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
VPQ SAR 6/03                                                   Member NASD/SIPC.
                                                                11167F03-AS-6/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pennsylvania Quality Municipal Trust
             -------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------------
Name: John Sullivan
Title: Principal Financial Officer
Date: June 23, 2003